Financial Instruments and Risks - Interest Rate Risk Sensitivity Analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity		R$ 1,105,149
Interest rate risk | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity		2,532,061
Interest rate risk | SELIC | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	R$ 34,074
Interest rate risk | SELIC | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	68,679
Interest rate risk | TJLP | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity		(3,597)
Interest rate risk | TJLP | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity		(7,195)
Interest rate risk | LIBOR | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	149,176
Interest rate risk | LIBOR | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	293,316
Interest rate risk | Cash and cash equivalents | CDI | Probable
Financial Instruments and Risks
Risk exposure	3,243,485
Interest rate risk | Cash and cash equivalents | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	53,931
Interest rate risk | Cash and cash equivalents | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	108,701
Interest rate risk | Financial investments | CDI | Probable
Financial Instruments and Risks
Risk exposure	19,049,284
Interest rate risk | Financial investments | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	316,741
Interest rate risk | Financial investments | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	638,412
Interest rate risk | Financial investments | SELIC | Probable
Financial Instruments and Risks
Risk exposure	2,049,281
Interest rate risk | Financial investments | SELIC | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	34,074
Interest rate risk | Financial investments | SELIC | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	68,679
Interest rate risk | Loans and financing | CDI | Probable
Financial Instruments and Risks
Risk exposure	(4,078,631)
Interest rate risk | Loans and financing | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	316,741
Interest rate risk | Loans and financing | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	638,412
Interest rate risk | Loans and financing | TJLP | Probable
Financial Instruments and Risks
Risk exposure	(213,178)
Interest rate risk | Loans and financing | TJLP | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	(3,597)
Interest rate risk | Loans and financing | TJLP | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	(7,195)
Interest rate risk | Loans and financing | LIBOR | Probable
Financial Instruments and Risks
Risk exposure	(13,038,092)
Interest rate risk | Loans and financing | LIBOR | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	(88,855)
Interest rate risk | Loans and financing | LIBOR | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	(177,709)
Interest rate risk | Debentures | CDI | Probable
Financial Instruments and Risks
Risk exposure	(4,663,453)
Interest rate risk | Debentures | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	(374,854)
Interest rate risk | Debentures | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	(453,602)
Interest rate risk | Derivatives Swap | CDI | Probable
Financial Instruments and Risks
Risk exposure	(853,141)
Interest rate risk | Derivatives Swap | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	866,857
Interest rate risk | Derivatives Swap | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	1,746,549
Interest rate risk | Derivatives Swap | LIBOR | Probable
Financial Instruments and Risks
Risk exposure	(170,708)
Interest rate risk | Derivatives Swap | LIBOR | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	238,030
Interest rate risk | Derivatives Swap | LIBOR | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	471,025
Interest rate risk | Derivatives Options | CDI | Probable
Financial Instruments and Risks
Risk exposure	(134,813)
Interest rate risk | Derivatives Options | CDI | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	(74,269)
Interest rate risk | Derivatives Options | CDI | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	(146,411)
Commodity price risk | Bunker oil
Financial Instruments and Risks
Risk exposure	5,000	R$ 0
Commodity price risk | Probable
Financial Instruments and Risks
Risk exposure	(1,140)
Commodity price risk | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	2,399
Commodity price risk | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	3,735
Commodity price risk | Oil derivative | Probable
Financial Instruments and Risks
Risk exposure	(1,140)
Commodity price risk | Oil derivative | Possible Increase of 25%
Financial Instruments and Risks
Effect on Income and Equity	2,399
Commodity price risk | Oil derivative | Remote Increase of 50%
Financial Instruments and Risks
Effect on Income and Equity	R$ 3,735